Summary of Yearly Debt Payments for Both Scheduled and Discretionary (Parenthetical) (Detail) - Predecessor - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Debt Instrument [Line Items]
Additional principal payment	$ 42.0	$ 7.5
Revolving credit agreement
Debt Instrument [Line Items]
Repayments of lines of credit	$ 10.0